INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 2000
                           (expressed in U.S. Dollars)
                                   (unaudited)

   Shares                                                               Value
   -------                                                           -----------
            COMMON STOCKS & WARRANTS (98.8%)

            AUSTRALIA (2.0%)
            BANKING
   47,000   National Australia Bank, Ltd. ........................  $    643,930
                                                                    ------------
            CONSUMER GOODS
  173,300   Coca-Cola Amatil, Ltd. ...............................       414,342
                                                                    ------------
            SERVICES
   40,000   Lend Lease Corp. .....................................       433,468
  500,000   Pasminco, Ltd.* ......................................       262,800
                                                                    ------------
                                                                         696,268
                                                                    ------------
            TELECOMMUNICATIONS
  210,000   Cable and Wireless Optus* ............................       678,199
                                                                    ------------
            TOTAL AUSTRALIA ......................................     2,432,739
                                                                    ------------
            FINLAND (4.2%)
            MULTI-INDUSTRY
   91,500   Nokia AB .............................................     5,244,666
                                                                    ------------
            FRANCE (12.2%)
            BANKING
   30,400   Banque National de Paris CI ..........................     2,456,897
                                                                    ------------
            CAPITAL EQUIPMENT
    6,885   Alcatel Alsthom SA ...................................     1,596,084
                                                                    ------------
            ENERGY
   21,835   Total Fina SA ........................................     3,312,998
                                                                    ------------
            MEDIA
    4,460   Canal Plus ...........................................       859,572
                                                                    ------------
            PHARMACEUTICALS
   49,100   Aventis SA ...........................................     2,700,527
                                                                    ------------
            SERVICES
   52,600   Accor SA .............................................     1,953,392
   14,500   Suez Lyonnaise Des Eaux ..............................     2,273,886
                                                                    ------------
                                                                       4,227,278
                                                                    ------------
            TOTAL FRANCE .........................................    15,153,356
                                                                    ------------
            GERMANY (6.1%)
            BANKING
   23,710   Deutsche Pfandbrief-und
              Hypothekenbank AG ..................................     2,435,688
                                                                    ------------
            CAPITAL EQUIPMENT
   46,900   SAP AG ADR ...........................................     2,303,963
                                                                    ------------
            INSURANCE
    7,332   Allianz AG Registered ................................     2,822,848
                                                                    ------------
            TOTAL GERMANY ........................................     7,562,499
                                                                    ------------
            HONG KONG (2.1%)
            MULTI-INDUSTRY
   64,000   Hutchinson Whampoa, Ltd. .............................       932,573
  142,600   Li & Fung, Ltd.* .....................................       551,053
                                                                    ------------
                                                                       1,483,626
                                                                    ------------
            TELECOMMUNICATIONS
  162,000   China Telecom* .......................................     1,169,889
                                                                    ------------
            TOTAL HONG KONG ......................................     2,653,515
                                                                    ------------
            INDIA (0.0%)
            FINANCE
      550   Industrial Credit & Investment Corp. .................         1,680
                                                                    ------------
            IRELAND (2.5%)
            BANKING
  183,900   Allied Irish Banks, Plc. .............................     1,835,675
                                                                    ------------
            PHARMACEUTICALS
   30,000   Elan Corp., Plc. ADR* ................................     1,286,250
                                                                    ------------
            TOTAL IRELAND ........................................     3,121,925
                                                                    ------------
            ITALY (6.6%)
            FINANCE
   21,000   Banca Fideuram SpA ...................................       312,598
   18,000   Mediolanum SpA .......................................       298,116
                                                                    ------------
                                                                         610,714
                                                                    ------------
            INSURANCE
   94,300   Assicurazioni Generali ...............................     2,675,575
                                                                    ------------
            TELECOMMUNICATIONS
  228,100   Telecom Italia Mobile SpA ............................     2,178,377
  198,700   Telecom Italia SpA ...................................     2,779,660
                                                                    ------------
                                                                       4,958,037
                                                                    ------------
            TOTAL ITALY ..........................................     8,244,326
                                                                    ------------

                         INTERNATIONAL EQUITY PORTFOLIO

                                 April 30, 2000
                          (expressed in U.S. Dollars)
                                  (unaudited)

   Shares                                                               Value
   -------                                                           -----------
            JAPAN (22.1%)
            BANKING
  150,000   Asahi Bank, Ltd. .....................................  $    722,122
  125,000   Dai Ichi Kangyo Bank .................................     1,036,893
   38,000   Sumitomo Trust and
              Banking Co., Ltd. ..................................       475,286
                                                                    ------------
                                                                       2,234,301
                                                                    ------------
            CAPITAL EQUIPMENT
   26,000   Fujitsu, Ltd. ........................................       736,564
                                                                    ------------
            CAPITAL GOODS/DURABLES
   40,000   Matsushita Electric Industrial
              Co., Ltd. ..........................................     1,059,112
      160   Matsushita Electric Industrial
              Co., Ltd. (Warrants)* ..............................       240,000
   55,000   Matsushita Electric Works ............................       610,517
      290   Matsushita Electric Works
              (Warrants)* ........................................        54,375
                                                                    ------------
                                                                       1,964,004
                                                                    ------------
            CHEMICALS
   14,000   Shin-Etsu Chemical Co. ...............................       740,082
      100   Shin-Etsu Chemical Co.
              (Warrants)* ........................................       155,000
                                                                    ------------
                                                                         895,082
                                                                    ------------
            CONSUMER ELECTRONICS
    4,000   Sony Corp. ...........................................       459,566
    3,000   Sony Corp. (New) .....................................       347,174
       50   Sony Corp. (Warrants)* ...............................       116,875
                                                                    ------------
                                                                         923,615
                                                                    ------------
            CONSUMER GOODS
   46,000   Kirin Brewery Co., Ltd. ..............................       599,195
  141,000   Nissan Motor Co. .....................................       640,939
   38,000   Suzuki Motor Corp. ...................................       566,051
   15,000   Toyota Motor Co. .....................................       745,730
                                                                    ------------
                                                                       2,551,915
                                                                    ------------
            CONSUMER NON-DURABLES
    5,500   Nintendo Co., Ltd. ...................................       916,539
                                                                    ------------
            ELECTRIC COMPONENTS
    4,000   Matsushita Communications
              Industrial Co., Ltd. ...............................       627,320
    2,400   Rohm Co., Ltd. .......................................       804,333
                                                                    ------------
                                                                       1,431,653
                                                                    ------------
            FINANCE
    8,400   Orix Corp. ...........................................     1,199,167
                                                                    ------------
            INSURANCE
   88,000   Mitsui Marine & Fire Insurance .......................       386,983
                                                                    ------------
            MACHINERY/EQUIPMENT
  110,000   Mitsubishi Heavy Industries ..........................      342,175
                                                                    ------------
            MATERIALS
  250,000   Kawasaki Steel Corp. .................................       388,835
   90,000   Kinden Corp. .........................................       561,589
  160,000   Mitsubishi Materials Corp. ...........................       533,259
  210,000   Sumitomo Metal & Mining Co. ..........................       643,522
                                                                    ------------
                                                                       2,127,205
                                                                    ------------
            MULTI-INDUSTRY
       20   Prospect Japan Fund* .................................           182
    2,000   Shohkoh Fund & Co. ...................................       357,358
    1,500   Softbank Corp. .......................................       369,393
    3,000   Softbank Corp. (New) .................................       738,786
   70,000   Sumitomo Corp. .......................................       784,150
                                                                    ------------
                                                                       2,249,869
                                                                    ------------
            PHARMACEUTICALS
   40,000   Kissei Pharmaceutical Co., Ltd. ......................       655,835
   23,000   Sankyo Co., Ltd. .....................................       506,781
  225,000   Sankyo Co., Ltd. (Warrants)* .........................        35,227
   32,000   Santen Pharmaceutical Co., Ltd. ......................       708,050
   12,000   Yamanouchi Pharmaceutical
              Co., Ltd. ..........................................       634,356
      120   Yamanouchi Pharmaceutical
              Co., Ltd. (Warrants)* ..............................       303,750
                                                                    ------------
                                                                       2,843,999
                                                                    ------------
            PRECISION INSTRUMENTS
    8,000   Hoya Corp. ...........................................       814,702
                                                                    ------------
            REAL ESTATE
   10,000   Oriental Land Co., Ltd. ..............................     1,061,890
                                                                    ------------
            RETAIL
    9,000   Ito-Yokado Co., Ltd. .................................       657,409
                                                                    ------------

                         INTERNATIONAL EQUITY PORTFOLIO

                                 April 30, 2000
                          (expressed in U.S. Dollars)
                                  (unaudited)

   Shares                                                               Value
   -------                                                           -----------
            SERVICES
    3,800   Benesse Corp. ........................................  $    331,750
    3,800   Benesse Corp. (New) ..................................       347,581
   30,700   Credit Saison Co., Ltd. ..............................       501,648
   23,000   Daikin Industries, Ltd. ..............................       437,578
  320,000   Kawasaki Kisen Kaisha, Ltd. ..........................       494,746
   60,000   Toei Co. .............................................       422,164
                                                                    ------------
                                                                       2,535,467
                                                                    ------------
            TECHNOLOGY
    4,300   Internet Initiative Japan,
              Inc. ADR* ..........................................       258,000
                                                                    ------------
            TELECOMMUNICATIONS
       58   Nippon Telegraph & Telephone .........................       719,530
                                                                    ------------
            TRANSPORTATION
  110,000   Nippon Express Co. ...................................       694,533
                                                                    ------------
            TOTAL JAPAN ..........................................    27,544,602
                                                                    ------------
            NETHERLANDS (2.5%)
            CONSUMER GOODS
   31,637   Heineken NV ..........................................     1,754,433
                                                                    ------------
            FINANCE
   52,400   Fortis Amev NV .......................................     1,317,635
                                                                    ------------
            TOTAL NETHERLANDS ....................................     3,072,068
                                                                    ------------
            SINGAPORE (2.6%)
            BANKING
   60,476   DBS Group Holdings, Ltd.* ............................       832,807
                                                                    ------------
            ELECTRIC COMPONENTS
   10,000   Chartered Semiconductors ADR* ........................       873,750
                                                                    ------------
            SERVICES
   49,000   Singapore Airlines ...................................       508,233
                                                                    ------------
            TELECOMMUNICATIONS
   90,000   Datacraft Asia, Ltd.* ................................       675,000
  270,000   Singapore Telecom ....................................       389,218
                                                                    ------------
                                                                       1,064,218
                                                                    ------------
            TOTAL SINGAPORE ......................................     3,279,008
                                                                    ------------
            SOUTH KOREA (2.5%)
            ELECTRIC COMPONENTS
   12,000   Samsung Electronics, Ltd., GDR* ......................     1,935,000
                                                                    ------------
            MATERIALS
   30,200   Pohang Iron & Steel Ltd., ADR ........................       634,200
                                                                    ------------
            TELECOMMUNICATIONS
   15,750   SK Telecom, Ltd. .....................................       504,984
                                                                    ------------
            TOTAL SOUTH KOREA ....................................     3,074,184
                                                                    ------------
            SPAIN (6.1%)
            BANKING
  234,922   Banco Santander SA ...................................     2,449,620
  190,350   Banco Bilbao Vizcaya SA ..............................     2,595,708
                                                                    ------------
                                                                       5,045,328
                                                                    ------------
            TELECOMMUNICATIONS
  113,203   Telefonica CA* .......................................     2,519,306
                                                                    ------------
            TOTAL SPAIN ..........................................     7,564,634
                                                                    ------------
            SWEDEN (4.6%)
            CAPITAL EQUIPMENT
   56,720   Atlas Copco AB .......................................     1,325,322
   32,100   Ericsson (LM) Telephone Co.
              Class 'B' ..........................................     2,853,413
                                                                    ------------
                                                                       4,178,735
                                                                    ------------
            CONSUMER DURABLES
   93,100   Electrolux AB ........................................     1,573,126
                                                                    ------------
            TOTAL SWEDEN .........................................     5,751,861
                                                                    ------------
            SWITZERLAND (2.5%)
            PHARMACEUTICALS
    2,237   Novartis AG Registered ...............................     3,110,566
                                                                    ------------
            UNITED KINGDOM (20.4%)
            BASIC MATERIALS
   97,000   Rio Tinto, Plc. ......................................     1,510,242
                                                                    ------------
            ENERGY
  337,400   BP Amoco, Plc. .......................................     2,912,873
  108,000   British Energy, Plc. .................................       289,219
  294,000   Shell Transport & Trading
              Co., Plc. ..........................................     2,391,710
                                                                    ------------
                                                                       5,593,802
                                                                    ------------
            FOOD & BEVERAGES
  233,000   Diageo, Plc. .........................................     1,884,588
                                                                    ------------
            INSURANCE
  104,500   Prudential Corp. .....................................     1,604,236
                                                                    ------------

                         INTERNATIONAL EQUITY PORTFOLIO

                                 April 30, 2000
                          (expressed in U.S. Dollars)
                                  (unaudited)

   Shares                                                               Value
   -------                                                           -----------
            MEDIA
   88,500   Pearson, Plc. ........................................  $  3,046,540
                                                                    ------------
            PHARMACEUTICALS
  117,700   Glaxo Wellcome, Plc. .................................     3,630,244
                                                                    ------------
            REAL ESTATE
   93,700   British Land Co., Plc. (The) .........................       624,029
                                                                    ------------
            SERVICES
  105,000   BAA, Plc.* ...........................................       678,033
  368,000   British Airways ......................................     1,925,139
  153,180   Granada Group, Plc. ..................................     1,492,971
                                                                    ------------
                                                                       4,096,143
                                                                    ------------
            TELECOMMUNICATIONS
  191,800   British Telecom, Plc. ................................     3,437,153
                                                                    ------------
            TOTAL UNITED KINGDOM .................................    25,426,977
                                                                    ------------
            TOTAL COMMON STOCKS
              & WARRANTS .........................................   123,238,606
                                                                    ------------
Principal
  Amount                                                                Value
---------                                                            -----------
            TIME DEPOSIT (1.0%)
1,190,000   State Street Bank Time Deposit .......................     1,190,000
                                                                    ------------


TOTAL INVESTMENTS (identified cost $106,692,059) (a) ...   99.8%    $124,428,606
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........    0.2          311,686
                                                          -----     ------------
NET ASSETS .............................................  100.0%    $124,740,292
                                                          =====     ============

-----------
 *  non-income producing security

(a) The aggregate cost for federal income tax purposes is $106,692,059, the aggregate gross unrealized appreciation is $23,558,069 and the aggregate gross unrealized depreciation is $5,821,522, resulting in net unrealized appreciation of $17,736,547.


                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2000
                           (expressed in U.S. dollars)
                                   (unaudited)


ASSETS:
      Investments in securities, at value (identified
         cost $106,692,059) (Note 1) .........................      $124,428,606
      Cash (including $58,509 in foreign currency) ...........            59,101
      Receivables for:
         Investments sold ....................................         2,623,726
         Contributions .......................................           315,000
      Dividends and other receivables ........................           301,576
                                                                    ------------
            Total Assets .....................................       127,728,009
                                                                    ============
LIABILITIES:
    Payables for:
         Investments purchased ...............................         2,760,401
         Withdraws ...........................................            81,610
         Administration fee (Note 2) .........................             3,592
         Expense reimbursement fee (Note 2) ..................            86,544
         Foreign withholding taxes ...........................            55,570
                                                                    ------------
            Total Liabilities ................................         2,987,717
                                                                    ------------

NET ASSETS ...................................................      $124,740,292
                                                                    ============
      Net Assets Consist of:
         Paid-in capital .....................................      $107,019,809
         Net unrealized appreciation .........................        17,720,483
                                                                    ------------
      Net Assets .............................................      $124,740,292
                                                                    ============

                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2000
                           (expressed in U.S. dollars)
                                   (unaudited)


INVESTMENT INCOME:
      Income:
        Dividends (net of foreign withholding tax of $96,324) ...    $   432,710
        Interest ................................................         52,003
                                                                     -----------
          Total Income ..........................................        484,713
                                                                     -----------
      Expenses:
        Expense reimbursement fee (Note 2) ......................        431,226
        Administrative fee (Note 2) .............................         17,492
        Amortization of organization expenses  (Note 1) .........            442
                                                                     -----------
          Total Expenses ........................................        449,160
                                                                     -----------
          Net Investment Income .................................         35,553
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
      Net realized gain on investments and foreign exchange
         transactions ...........................................      6,973,746
      Net change in unrealized appreciation on investments
        and foreign currency translations .......................      6,513,435
                                                                     -----------
        Net Realized and Unrealized Gain ........................     13,487,181
                                                                     -----------
      Net Increase in Net Assets Resulting from Operations ......    $13,522,734
                                                                     ===========


                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                                    For the
                                                               six months ended       For the
                                                                April 30, 2000       year ended
                                                                 (unaudited)      October 31, 1999
                                                               ----------------   ----------------
INCREASE IN NET ASSETS:
      Operations:
        Net investment income ...............................   $     35,553      $     190,492
        Net realized gain on investments and foreign exchange
         transactions .......................................      6,973,746         10,563,181
        Net change in unrealized appreciation on investments
         and foreign currency translations ..................      6,513,435          6,673,316
                                                                ------------      -------------
         Net increase in net assets resulting from operations     13,522,734         17,426,989
                                                                ------------      -------------

      Capital Transactions:
        Proceeds from contributions .........................     48,498,210         31,843,108
        Value of withdrawals ................................     (8,731,340)       (44,451,990)
                                                                ------------      -------------
         Net increase (decrease) in net assets resulting from
         capital transactions ...............................     39,766,870        (12,608,882)
                                                                ------------      -------------

           Total increase in net assets .....................     53,289,604          4,818,107

NET ASSETS:
      Beginning of period ...................................     71,450,688         66,632,581
                                                                ------------      -------------
      End of period .........................................   $124,740,292      $  71,450,688
                                                                ============      =============


                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period
                           (expressed in U.S. dollars)

                                                                                                       For the period
                                             For the six                                                April 1, 1995
                                            months ended       For the years ended October 31,        (commencement of
                                           April 30, 2000   --------------------------------------    operations) to
                                             (unaudited)     1999       1998       1997      1996     October 31, 1995
                                           --------------   ------      -----      -----     ----     -----------------
Ratios/Supplemental Data:
Net assets, end of
   period (000's omitted) ..................   $124,740    $71,451    $66,633    $46,038    $39,484          $28,191
Expenses as a percentage of
   average net assets ......................       0.90%(1)   0.87%      0.76%      0.90%      0.90%           0.90%(1)
Ratio of net investment
   income to average
   net assets ..............................       0.07%(1)   0.29%      0.56%      0.63%      0.68%            1.25%(1)
Portfolio turnover rate ....................         25%        86%        89%        85%        56%              23%

--------------
1  Annualized.

                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. Dollars)
                                   (unaudited)

      1. Organization and Significant Accounting Policies. International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on April 1, 1995. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

                         INTERNATIONAL EQUITY PORTFOLIO

                           (expressed in U.S. Dollars)
                                   (unaudited)

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

            F.  Deferred  Organization   Expenses.   Expenses  incurred  by  the
      Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the six months ended April 30, 2000, the Portfolio incurred $17,492 for administrative services.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.90% of the Portfolio's average daily net assets. For the six months ended April 30, 2000, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $411,458, including $324,846 in investment advisory fees, in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Co. (Cayman) Limited thereunder equals the aggregate amount of expenses paid by Brown Brothers Harriman Trust Company (Cayman) Limited thereunder.

      3. Investment Transactions. For the six months ended April 30, 2000, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $60,210,588 and $20,401,399, respectively. There were no purchases or sales of U.S. government obligations during the period.